Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Profit or Loss and Weighted Average Number of Shares Used in Calculation of Earnings per Share

The profit or loss for the year and the weighted average number of shares used in the calculation of earnings per share are as follows:

	(In millions of yen, except number of shares)

	2015	2016	2017
Profit for the year attributable to the shareholders of the Company from continuing operations	6	8,745	8,091
Loss for the year attributable to the shareholders of the Company from discontinued operations	(7,588)	(1,982)	(13)

Total (loss)/profit for the year attributable to the shareholders of the Company for basic earnings and diluted earnings per share	(7,582)	6,763	8,078

Weighted average number of total common shares and class A shares	174,992,000	194,083,995	221,405,391
Weighted average number of total treasury shares	—	—	(459,843)
Weighted average number of common and class A shares for basic earnings per share(1)	174,992,000	194,083,995	220,945,548

Effect of dilution:
Stock options	18,805,566	20,790,013	16,559,789
Employee Stock Ownership Plan (J-ESOP)	—	—	47,369
Weighted average number of total common and class A shares adjusted for the effect of dilution(1)	193,797,566	214,874,008	237,552,706

(1)

Through the amendment of its articles of incorporation on June 15, 2015, the Company introduced a dual class structure of common shares and class A shares and converted all outstanding common shares into class A shares; therefore, the weighted average number of shares for the year ended December 31, 2016 includes the average number of common shares and class A shares for the year ended December 31, 2016. Additionally, through an amendment of its article of incorporation effective as of March 31, 2016, the Company terminated its dual class structure of commons shares and class A shares and converted all class A shares into common shares.